SCHEDULE OF MINIMUM LEASE PAYMENTS (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Right-of-use Assets
2026		$ 273,591
2027		246,600
2028		180,046
2029
Thereafter
Less: interest		(21,992)
Present value of lease liabilities		678,245
Current liabilities	$ 202,917	260,241	$ 1,089,515
Non-current liabilities	$ 325,929	418,004	2,668,293
Operating lease liability		$ 678,245	$ 3,757,808